SCHEDULE OF CUSTOMER DEPOSITS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Customer Deposits
Customer deposits	$ 289,487	$ 273,581
Unexpired product coupons	73,531	6,108
Total	$ 363,018	$ 279,689